Employee Defined Combination Plan - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Retirement Benefits [Abstract]
Amounts incurred for employee defined contribution plan	¥ 2.7	$ 417	¥ 3.2	¥ 2.9